OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2018
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables	The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
Trade accounts receivable and other - opening balance	3,863	2,974	2,679
Performance obligations satisfied	76,033	68,679	56,791
Payments received	(75,387)	(68,059)	(56,418)
Impairment of receivables (net of write backs)	(8)	—	(16)
Reclassification of the period-end receivables to held for sale	(182)	—	(39)
Acquisitions through business combinations	532	33	—
Foreign exchange and others	(419)	236	(23)
Trade accounts receivable and other - closing balance	4,432	3,863	2,974

Schedule of Cost of Sales	Cost of sales includes the following components:

	Year ended December 31,
	2018	2017	2016
Materials	46,842	42,813	34,276
Labor costs [1]	9,206	8,842	7,572
Logistic expenses	4,974	4,161	3,760
Depreciation and amortization	2,799	2,768	2,721
Gain on bargain purchase[2]	(209)	—	—
Impairment	994	206	205
Other	2,419	2,086	1,894
Total	67,025	60,876	50,428

1.	In 2016, labor costs included an 832 gain relating to changes in post-employment benefit plans in the United States (see note 7.2).
2.
See note 2.2.4
Schedule of Trade Accounts Receivable and Allowance for Doubtful Accounts	Trade accounts receivable and allowance for lifetime expected credit losses  <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:99.80506822612085%;border-collapse:collapse;text-align:left;"><tr><td colspan="6" rowspan="1"></td></tr><tr><td style="width:67%;" rowspan="1" colspan="1"></td><td style="width:15%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:15%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="5" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> December 31, </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> 2018 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1"> 2017 </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Gross amount </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 4,605 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 4,056 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Allowance for lifetime expected credit losses </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (173 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (193 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Total </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 4,432 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 3,863 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr></table>
Exposure to Credit Risk by Reportable Segment	The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2018	2017
NAFTA	579	343
Brazil	864	857
Europe	2,348	2,052
ACIS	531	546
Mining	110	65
Total	4,432	3,863

Aging of Trade Accounts Receivable	Aging of trade accounts receivable

	December 31,			December 31,
	2018			2017
	Gross	Allowance under lifetime expected credit loss model (IFRS 9)	Total	Gross	Allowance under incurred loss model (IAS 39)	Total
Not past due	3,377	(3)	3,374	3,134	(4)	3,130
Overdue 1-30 days	691	(3)	688	538	(9)	529
Overdue 31-60 days	178	(1)	177	106	(1)	105
Overdue 61-90 days	97	(1)	96	34	—	34
Overdue 91-180 days	59	(4)	55	46	(13)	33
More than 180 days	203	(161)	42	198	(166)	32
Total	4,605	(173)	4,432	4,056	(193)	3,863

Movement in the Allowance for Doubtful Accounts	The movements in the allowance are calculated based on lifetime expected credit loss model for 2018 and incurred loss model for 2017 and 2016. The allowances in respect of trade accounts receivable during the periods presented is as follows:

Balance as of December 31, 2015	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2016
170	34	(25)	5	184
Balance as of December 31, 2016	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2017
184	34	(38)	13	193
Balance as of December 31, 2017	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2018
193	35	(29)	(26)	173

Schedule of Inventories	Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,168 and 1,239 as of December 31, 2018 and 2017, respectively, are comprised of the following:

	December 31,
	2018	2017
Finished products	7,464	6,321
Production in process	4,596	4,049
Raw materials	6,822	5,883
Manufacturing supplies, spare parts and other [1]	1,862	1,733
Total	20,744	17,986

1.
This consists of spare parts of 1.3 billion and 1.3 billion, and manufacturing and other of 0.6 billion and 0.4 billion as of December 31, 2018 and 2017, respectively.
Movement in Inventory Reserve	The movement in the inventory reserve is as follows:

Balance as of December 31, 2015	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2016
1,707	473	(964)	(119)	1,097
Balance as of December 31, 2016	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2017
1,097	442	(404)	104	1,239
Balance as of December 31, 2017	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2018
1,239	423	(382)	(112)	1,168

1.	Additions refer to write-downs of inventories including those utilized or written back during the same financial year.
2.
Deductions/releases correspond to write-backs and utilizations related to the current and prior periods.
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2018	2017
VAT receivables	1,049	822
Prepaid expenses and non-trade receivables	416	321
Financial amounts receivable	304	219
Income tax receivable	106	176
Receivables from public authorities	125	147
Receivables from sale of financial and intangible assets	149	118
Derivative financial instruments	617	87
Other [1]	68	41
Total	2,834	1,931
1.
Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.
Schedule of Other Assets	Other assets consisted of the following:

	December 31,
	2018	2017
Derivative financial instruments	609	995
Financial amounts receivable	1,679	345
Long-term VAT receivables	322	198
Cash guarantees and deposits	185	190
Receivables from public authorities	172	173
Accrued interest	86	96
Receivables from sale of financial and intangible assets	61	93
Income tax receivable	18	14
Other [1]	228	130
Total	3,360	2,234

1.
Other mainly includes assets in pension funds and other amounts receivable
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2018	2017
Accrued payroll and employee related expenses	1,613	1,787
Accrued interest and other payables	976	794
Payable from acquisition of intangible, tangible & financial assets	1,332	943
Other amounts due to public authorities	540	587
Derivative financial instruments	190	325
Unearned revenue and accrued payables	58	69
Total	4,709	4,505